Long-Term Debt (Tables)	12 Months Ended
Dec. 31, 2015
Debt Disclosure [Abstract]
Schedule of maturities of long-term debt
Long-term debt is listed below:

December 31,	2015		2014
(In thousands)	Outstanding Balance	Average Rate	Outstanding Balance	Average Rate
Total Federal Home Loan Bank advances by year of maturity:
2015	—	—%	51,000	2.00%
2016	—	—%	26,000	0.92%
2017	50,000	1.25%	51,000	1.28%
2018	150,000	2.04%	125,049	2.11%
2019	75,000	1.96%	75,333	1.97%
2020	25,000	2.14%	25,462	2.19%
Thereafter	150,000	3.32%	150,699	3.33%
Total	$450,000	2.37%	504,543	2.30%
Total broker repurchase agreements by year of maturity:
2017	300,000	1.75%	300,000	1.75%
Total	$300,000	1.75%	$300,000	1.75%
Total combined long-term debt by year of maturity:
2015	—	—%	51,000	2.00%
2016	—	—%	26,000	0.92%
2017	350,000	1.68%	351,000	1.68%
2018	150,000	2.04%	125,049	2.11%
2019	75,000	1.96%	75,333	1.97%
2020	25,000	2.14%	25,462	2.19%
Thereafter	150,000	3.32%	150,699	3.33%
Total	$750,000	2.12%	$804,543	2.09%
Prepayment penalty	(11,895)	—	(17,941)	—
Total long-term debt	$738,105	2.16%	$786,602	2.89%